BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION - 10Q (Details) (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2013 Vessel		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of Vessels	4
Revenues	$ 199,676,000	[1]	$ 144,035,000	[1]	$ 313,169,000	[2]	$ 304,482,000	[2]	$ 230,445,000	[2]
Vessels and equipment, net	641,109,000				647,519,000		671,445,000
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	199,676,000		144,035,000		313,169,000		304,482,000		230,445,000
Running and voyage and manufacturing expenses	143,034,000		114,990,000		254,427,000		224,607,000		150,922,000
Depreciation and amortization	20,523,000		21,051,000		43,852,000	[3]	39,144,000	[3]	34,371,000	[3]
Segment operating profit (loss)	19,203,000		(695,000)		(25,119,000)		19,384,000		18,718,000
Segment assets	794,166,000				773,832,000		780,170,000		701,587,000
Investments in and receivables from affiliates	4,305,000				4,282,000		6,851,000		6,824,000
Loss from investment in affiliates	(319,000)		(666,000)		(1,175,000)		(1,073,000)		(341,000)
Additions to long-lived assets	12,982,000		27,339,000		40,016,000		96,112,000	[4]	105,247,000
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets for reportable segments	794,166,000
Other assets	14,609,000				14,271,000		16,021,000
Corporate cash and cash equivalents	131,315,000		18,127,000		222,215,000		34,096,000		105,570,000		53,201,000
Restricted cash to redeem 2014 Senior Notes	182,115,000				0
Consolidated total assets	1,122,205,000				1,010,318,000		830,287,000
South America [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	81.00%		84.00%
Percentage of vessels and equipment (in hundredths)	90.00%		85.00%
Revenues	162,595,000	[1]	120,627,000	[1]	238,572,000	[2]	267,420,000	[2]	199,585,000	[2]
Vessels and equipment, net	575,436,000				564,352,000		572,512,000
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	7,227,000	[1]	9,542,000	[1]	28,320,000	[2]	19,910,000	[2]	19,923,000	[2]
Vessels and equipment, net	24,924,000				25,474,000		26,571,000
Central America [Member]
Segment Reporting Information [Line Items]
Revenues	21,021,000	[1]	9,523,000	[1]	35,333,000	[2]	16,499,000	[2]	5,624,000	[2]
North America [Member]
Segment Reporting Information [Line Items]
Revenues	538,000	[1]	3,413,000	[1]	7,438,000	[2]	227,000	[2]	1,219,000	[2]
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	8,295,000	[1]	930,000	[1]	3,506,000	[2]	426,000	[2]	4,094,000	[2]
Vessels and equipment, net	36,455,000				53,496,000		68,149,000
Other Countries [Member]
Segment Reporting Information [Line Items]
Vessels and equipment, net	4,294,000				4,197,000		4,213,000
ARGENTINA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	17.00%		33.00%
BRAZIL [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	21.00%		28.00%
PARAGUAY [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	34.00%		17.00%
Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels					3
River Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	45.00%		46.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	122,531,000		71,128,000		163,279,000		174,594,000		120,024,000
Running and voyage and manufacturing expenses	92,127,000		63,960,000		148,653,000		132,719,000		80,702,000
Depreciation and amortization	11,727,000		10,776,000		21,996,000		20,139,000		17,248,000
Segment operating profit (loss)	10,664,000		(5,157,000)		(18,963,000)		13,138,000		10,244,000
Segment assets	410,015,000				387,484,000		392,549,000		351,388,000
Investments in and receivables from affiliates	4,072,000				4,032,000		6,595,000		6,537,000
Loss from investment in affiliates	(302,000)		(663,000)		(1,168,000)		(1,042,000)		(322,000)
Additions to long-lived assets	2,196,000		18,484,000		24,634,000		73,265,000	[4]	67,942,000
Shipyard [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	16.00%		3.00%
Offshore Supply Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	22.00%		25.00%
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	42,447,000		35,170,000		76,661,000		64,606,000		54,283,000
Running and voyage and manufacturing expenses	20,583,000		19,435,000		43,405,000		38,852,000		29,637,000
Depreciation and amortization	5,395,000		5,233,000		10,938,000		9,436,000		7,178,000
Segment operating profit (loss)	11,636,000		8,524,000		17,615,000		10,999,000		10,611,000
Segment assets	272,727,000				263,315,000		263,094,000		245,865,000
Investments in and receivables from affiliates	0				0		0		0
Loss from investment in affiliates	0		0		0		0		0
Additions to long-lived assets	5,454,000		8,541,000		13,405,000		19,502,000	[4]	7,141,000
Ocean Business [Member]
Segment Reporting Information [Line Items]
Percentage of revenue (in hundredths)	17.00%		26.00%
Number of Vessels	8				8
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Revenues	34,698,000		37,737,000		73,229,000		65,282,000		56,138,000
Running and voyage and manufacturing expenses	30,324,000		31,595,000		62,369,000		53,036,000		40,583,000
Depreciation and amortization	3,401,000		5,042,000		10,918,000		9,569,000		9,945,000
Segment operating profit (loss)	(3,097,000)		(4,062,000)		(23,771,000)	[5]	(4,753,000)		(2,137,000)
Segment assets	111,424,000				123,033,000		124,527,000		104,334,000
Investments in and receivables from affiliates	233,000				250,000		256,000		287,000
Loss from investment in affiliates	(17,000)		(3,000)		(7,000)		(31,000)		(19,000)
Additions to long-lived assets	5,332,000		314,000		1,977,000		3,345,000	[4]	30,164,000
Ocean Business [Member] | Handy Size Small Product Tanker [Member]
Segment Reporting Information [Line Items]
Number of Vessels	4				4
Ocean Business [Member] | Feeder Container Vessels [Member]
Segment Reporting Information [Line Items]
Number of Vessels	2				2
Ocean Business [Member] | Oceangoing Tug [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1				1
Ocean Business [Member] | Oceangoing Barges [Member]
Segment Reporting Information [Line Items]
Number of Vessels	1				1
Corporate [Member]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Additions to long-lived assets							$ 1,751

[1]	Classified by country of domicile of charterers/customers.
[2]	Classified by country of domicile of charterers/costumers.
[3]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.
[4]	Excludes $1,751, which corresponds to additions to corporate assets.
[5]	Includes an impairment charge for our product tanker M/V Amadeo of $16,000